PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31, 2017	December 31, 2018

At cost:
Buildings	2,693,843	4,382,469
Data center equipment	2,202,247	4,225,963
Leasehold improvement	2,243,691	4,239,601
Furniture and office equipment	36,762	45,057
Vehicles	2,972	4,086
	7,179,515	12,897,176
Less: Accumulated depreciation	(965,758)	(1,534,368)
	6,213,757	11,362,808
Construction in progress	1,951,844	2,632,137
Property and equipment, net	8,165,601	13,994,945

Schedule of property and equipment under capital lease and other financing arrangement

	As of	As of
	December 31, 2017	December 31, 2018

At cost (note):
Buildings	2,488,522	4,557,081
Data center equipment	192,946	300,960
	2,681,468	4,858,041
Less: Accumulated depreciation	(141,948)	(287,375)
	2,539,520	4,570,666

Note: This item included buildings under construction of RMB476,489 and RMB1,478,612 and data center equipment under construction of RMB180,228 and nil, respectively, as of December 31, 2017 and 2018.

Schedule of depreciation of property and equipment

	Years ended December 31,
	2016	2017	2018

Cost of revenue	206,724	345,025	674,560
General and administrative expenses	5,425	6,902	7,319
Research and development expenses	724	553	572
	212,873	352,480	682,451